Label	Element	Value
Equity Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Equity Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table below does not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2020, the portfolio turnover rate was 7% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of companies included in the Fund’s applicable benchmark index, including instruments representative of that index (such as derivatives). The securities in the Fund’s benchmark are those that are included in the S&P 500 Index. The S&P 500 Index is an index of the stocks of approximately 500 large-capitalization companies traded in U.S. stock markets. As of December 31, 2020, the market capitalization range of the S&P 500 Index was approximately $3.2 billion to $2.3 trillion. The Fund principally invests in common stock.

The Fund will generally hold substantially all of the stocks in the index in approximately the same proportions as their weightings in the index. The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries (also known as a sector).

The Fund will not deviate from the above noted strategies at any time for any reason. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

● Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

● Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

● Tracking Error Risk: Performance of the Fund may vary from the performance of its benchmark index due to imperfect correlation between the Fund’s investments and the index.

● Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries. Because the Fund will concentrate in the securities of a particular industry or group of industries to the same approximate extent as its index, the Fund may perform poorly during a downturn in that industry or group of industries.

● Non-Diversification Risk: In order to track the composition of the Fund’s benchmark index, the Fund’s total assets may be invested in multiple issuers each representing more than 5% of the Fund’s total assets and each representing more than 10% of the outstanding voting securities of such issuer(s). As a result, the Fund may become non-diversified under the 1940 Act. A fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.

● Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.

● Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In order to track the composition of the Fund’s benchmark index, the Fund’s total assets may be invested in multiple issuers each representing more than 5% of the Fund’s total assets and each representing more than 10% of the outstanding voting securities of such issuer(s). As a result, the Fund may become non-diversified under the 1940 Act. A fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 20.45%; Q1 2020: (19.63%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	19.63%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2020)
Equity Index Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 1991
Equity Index Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 29
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	90
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	157
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	356
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	29
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	90
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	157
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 356
Annual Return 2011	rr_AnnualReturn2011	1.82%
Annual Return 2012	rr_AnnualReturn2012	15.77%
Annual Return 2013	rr_AnnualReturn2013	31.92%
Annual Return 2014	rr_AnnualReturn2014	13.38%
Annual Return 2015	rr_AnnualReturn2015	1.14%
Annual Return 2016	rr_AnnualReturn2016	11.61%
Annual Return 2017	rr_AnnualReturn2017	21.48%
Annual Return 2018	rr_AnnualReturn2018	(4.73%)
Annual Return 2019	rr_AnnualReturn2019	31.10%
Annual Return 2020	rr_AnnualReturn2020	18.11%
Label	rr_AverageAnnualReturnLabel	Class I (incepted January 30, 1991)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 1991
Equity Index Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 8
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	26
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	45
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	103
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	8
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	26
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	45
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 103
Label	rr_AverageAnnualReturnLabel	Class P (incepted May 2, 2011)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011